Accounts Payable - aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accounts payable	$ 51,005	$ 41,177
Not later than 3 months
Accounts payable	38,404	35,615
Between 3 months to 6 months
Accounts payable	10,380	3,705
Between 6 months to 1 year
Accounts payable	834	588
Later than 1 year
Accounts payable	$ 1,387	$ 1,269